Commitments and Contingencies (Details Narrative) (10-K)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 02, 2010 ft²	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Area of rental square feet of office space | ft²	6,000
Lease commenced date	Jan. 01, 2010
Lease expiration date	Dec. 31, 2021
Operating leases, rent expense, net | $		$ 13,252	$ 10,125	$ 39,755	$ 30,375	$ 40,500	$ 40,500
Lease extension date, description	Lease extension dated August 9, 2016